Share-Based Compensation (Details) - Schedule of the Stock Option Activities - Share-Based Payment Arrangement, Option [Member] - 2018 Plan - $ / shares		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Stock Option Activities [Line Items]
Number of shares, Outstanding (in Shares)	93,464,488	74,131,026	130,156,288
Weighted average exercise price ,Outstanding	$ 0.0000001	$ 0.0000001	$ 0.0000001	$ 0.0000001
Weighted average remaining contractual term, Outstanding	2 years 11 months 23 days	1 year 10 months 6 days	2 years 8 months 8 days	4 years 7 days
Weighted average grant date fair value, Outstanding	$ 1.38	$ 0.59	$ 0.44
Number of shares, Outstanding (in Shares)		65,709,001	74,131,026	130,156,288
Weighted average grant date fair value, Outstanding		$ 0.52	$ 0.59	$ 0.44
Number of shares, Exercisable (in Shares)		65,553,376
Weighted average exercise price, Exercisable		$ 0.0000001
Weighted average remaining contractual term, Exercisable		1 year 10 months 2 days
Weighted average grant date fair value, Exercisable		$ 0.52
Number of shares, Grant to Employees (in Shares)				94,543,900
Weighted average exercise price, Grant to Employees				$ 0.0000001
Number of shares, Exercised (in Shares)		(5,561,075)	(49,409,787)	(50,219,050)
Weighted average exercise price, Exercised		$ 0.0000001	$ 0.0000001	$ 0.0000001
Number of shares, Forfeited (in Shares)		(2,860,950)	(6,615,475)	(7,633,050)
Weighted average exercise price, Forfeited		$ 0.0000001	$ 0.0000001	$ 0.0000001